Earnings per share - Antidilutive Securities Excluded From Computation of Earnings Per Share (Details) - shares	3 Months Ended	6 Months Ended
	Jul. 03, 2021	Jul. 03, 2021
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	21,663,037	21,365,213
LLC Interests
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	15,786,737	15,786,737
Stock options
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	4,622,287	4,602,747
RSUs
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	1,221,555	941,031
Unvested shares of Class A common stock
Antidilutive Securities Excluded from Computation of Earnings Per Share [Line Items]
Antidilutive securities (in shares)	32,458	34,698